Consolidated Statements of Changes in Shareholders' Equity (Deficit)		Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] SGD ($) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Beginning balance, value at Dec. 31, 2022			$ 5,264		$ 18,939		$ 78,722		$ (1,880,963)		$ (261)		$ (1,778,299)
Balance, shares at Dec. 31, 2022 | shares	[1]	489,375	489,375	3,125,000	3,125,000
Net loss									(1,119,555)				(1,119,555)
Foreign currency translation											570		570
Balance at Dec. 31, 2023			$ 5,264		$ 18,939		78,722		(3,000,518)		309		(2,987,284)
Balance, shares at Dec. 31, 2023 | shares	[1]	489,375	489,375	3,125,000	3,125,000
Net loss									(1,560,535)				(1,560,535)
Foreign currency translation											(1,903)		(1,903)
Balance at Dec. 31, 2024			$ 5,264		$ 18,939		78,722		(4,561,053)		(1,594)		(4,459,722)
Balance, shares at Dec. 31, 2024 | shares	[1]	489,375	489,375	3,125,000	3,125,000
Net loss									(4,673,447)			$ (3,633,248)	(4,673,447)
Foreign currency translation											350,136		350,136
Issuance of ordinary shares			$ 4,402				13,834,056						13,838,458
Issuance of ordinary shares, shares | shares	[1]	431,250	431,250
Balance at Dec. 31, 2025		$ 7,365	$ 9,666	$ 14,724	$ 18,939	$ 10,816,122	$ 13,912,778	$ (7,179,118)	$ (9,234,500)	$ 271,115	$ 348,542	$ 3,930,208	$ 5,055,425
Balance, shares at Dec. 31, 2025 | shares	[1]	920,625	920,625	3,125,000	3,125,000

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:8 ordinary shares effective on May 27, 2026.